Summary of Significant Accounting Policies (Financial Statement Presentation) (Details) (USD $) In Millions, unless otherwise specified	0 Months Ended	3 Months Ended	12 Months Ended		3 Months Ended
	Oct. 01, 2013	Mar. 31, 2014	Dec. 31, 2012	Dec. 31, 2013	Mar. 31, 2015	Dec. 31, 2014
Goodwill				$ 452.8	$ 317.0	$ 317.0
Goodwill, Impairment Loss	306.3	135.8
Parent Company [Member]
Goodwill, Impairment Loss			1,817.2
DP&L [Member]
Goodwill			623.3	317.0		317.0
Goodwill, Impairment Loss				(306.3)
Cash and Cash Equivalents [Member]
Amount reclassed to Other Current and Non-Current Asset					0.4
Property, Plant and Equipment [Member]
Amount reclassed to Other Current and Non-Current Asset					0.6
Accounts Receivable [Member]
Amount reclassed to Other Current and Non-Current Asset					17.4
Intangible Assets Reclassed [Member]
Amount reclassed to Other Current and Non-Current Asset					$ 1.4